Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity and related information is as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2018	2,310,369	$4.49	7.1	$6,420
Granted	2,554,146	11.93
Exercised	(38,961)	0.11
Forfeited	(153,648)	5.00

Outstanding as of September 30, 2019	4,671,906	8.58	8.2	36,423

Options vested and expected to vest as of September 30, 2019	4,671,906	$8.58	8.2	$36,423
Options exercisable as of September 30, 2019	3,111,295	$8.00	7.7	$26,147

A summary of the Company’s stock option activity and related information is as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2016	953,797	$0.81	5.6	$4,425
Granted	146,427	5.45
Exercised	-	-
Forfeited	-	-

Outstanding as of December 31, 2017	1,100,224	1.43	5.2	6,170

Granted	1,231,573	7.24
Exercised	-	-
Forfeited	(21,428)	5.45

Outstanding as of December 31, 2018	2,310,369	4.49	7.1	6,420

Options vested and expected to vest as of December 31, 2018	2,310,369	$4.49	7.1	$6,420
Options exercisable as of December 31, 2018	1,109,247	1.93	4.5	5,921

Summary of Fair Value of Option Activity Estimated at Date of Grant Using Black-Scholes Model

The fair value of all option activity was estimated at the date of grant using the Black-Scholes model with the following assumptions:

Nine Months Ended September 30,
2019
Fair value of options	$3.83 - 8.05
Fair value of common stock	$9.20 - 20.02
Expected term (in years)	5.02 - 6.16
Expected volatility	43.57% - 44.41%
Risk-free interest rate	1.76% - 2.44%
Expected dividend yield	0.00%

The fair value of all option activity was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2017	2018
Fair value of options	$2.69 - $2.71	$3.46 - $4.23
Fair value of common stock	$5.45	$7.04 - $7.27
Expected term (in years)	6.03 - 6.16	5.65 - 9.34
Expected volatility	49.41% - 50.35%	45.57% - 48.84%
Risk-free interest rate	1.84% - 2.13%	2.69% - 3.04%
Expected dividend yield	0.00%	0.00%

Summary of Stock-based Compensation Expense

Stock-based compensation expense is classified in the statements of operations for the three and nine months ended September 30, 2019 and 2018 as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$147	$28	$371	$71
General and administrative	1,496	378	$11,217	446

Total stock based compensation expense	$1,642	$406	$11,587	$517

Stock-based compensation expense is classified in the statements of operations for the years ended December 31, 2017 and 2018 as follows (in thousands):

	Year Ended December 31,
	2017	2018
Research and development	$49	$107
General and administrative	131	851

Total stock based compensation expense	$180	$958